Document and Entity Information	Jul. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001383650
Document Type	8-K
Document Period End Date	Jul. 10, 2025
Entity Registrant Name	CHENIERE ENERGY PARTNERS, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-33366
Entity Tax Identification Number	20-5913059
Entity Address, Address Line One	845 Texas Avenue
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	CQP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false